Loans Payable Shareholders	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Loans Payable Shareholders and Loan Payable [Abstract]
LOANS PAYABLE SHAREHOLDERS:

6. LOANS PAYABLE SHAREHOLDERS

On March 19, 2014, upon approval of the Board of Directors, FlexShopper entered into two Promissory Notes totaling $1,000,000, one with former CEO Morry Rubin and the other with a major shareholder and Director of the Company. Each demand Promissory Note was for $500,000 and earned interest (payable monthly) at 10% per annum. The Promissory Notes were to assist FlexShopper in purchasing merchandise for lease to support FlexShopper’s growth. In May 2014, these loans were converted into shares of the Company’s Common Stock at a price of $0.55 per share. In connection therewith accrued interest amounting to approximately $4,900 was contributed to capital. On December 8, 2014, upon approval of the Board of Directors, FlexShopper entered into a promissory note for $1,000,000, with a shareholder and executive of the Company. The note is payable on demand. The note was funded in increments of $500,000 on December 8th and 18th and earned interest at 15% per annum. The Promissory Note was to assist FlexShopper in purchasing merchandise for lease and was paid in full with interest amounting to $36,250 on March 11, 2015.

5.  LOANS PAYABLE SHAREHOLDERS:

On March 19, 2014, upon approval of the Board of Directors, FlexShopper entered into two Promissory Notes totaling $1,000,000, one with former CEO Morry Rubin and the other with a major shareholder and Director of the Company. Each demand Promissory Note was for $500,000 and earned interest (payable monthly) at 10% per annum. The Promissory Notes were to assist FlexShopper in purchasing merchandise for lease to support FlexShopper’s growth. In May 2014, these loans were converted into shares of the Company’s Common Stock at a price of $0.55 per share (Note 6). In connection therewith accrued interest amounting to approximately $4,900 was contributed to capital. On December 8, 2014, upon approval of the Board of Directors FlexShopper entered into a promissory note for $1,000,000, with a shareholder and executive of the Company. The note is payable on demand. The note was funded in increments of $500,000 on December 8th and 18th and earned interest at 15% per annum which amounted to $7,083. The Promissory Note was to assist FlexShopper in purchasing merchandise for lease and was paid in full with interest on March 11, 2015. ( Note 13)